Average Annual Total Returns - Transamerica ClearTrack 2055	R6 Inception Date	R6 Return Before Taxes 1 Year	R6 Return Before Taxes Since Inception	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 Since Inception	R3 Inception Date	Dow Jones Target 2055 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2055 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 07, 2017	16.49%	11.75%	15.71%	10.62%	10.22%	8.83%	15.68%	11.01%	Jul. 07, 2017	15.99%	15.69%	Mar. 01, 2019	15.03%	11.46%